DERIVATIVES - Disclosure by Type of Financial Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	$ 255,984	$ 357,698
Derivative Liability, Fair Value, Gross Asset	(321,751)	(415,993)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(65,767)	(58,295)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	117,324	152,816
Derivative Liability, Fair Value, Gross Asset	(270,678)	(314,048)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(153,354)	(161,232)
Fair Value Hedges | Foreign Exchange | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	145,556	204,882
Derivative Liability, Fair Value, Gross Asset	(55,959)	(101,945)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	89,597	102,937
Fair Value Hedges | Cash Flow Hedging | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Gross amounts of recognized liabilities	(6,896)	0
Derivative Liability, Fair Value, Gross Asset	4,886	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	$ (2,010)	$ 0